Submission	Oct. 03, 2026
Submission [Line Items]
Central Index Key	0002139097
Registrant Name	TRex Bio, Inc.
Registration File Number	333-299018
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES